Accrued warranty cost (Tables)	12 Months Ended
Dec. 31, 2011
Accrued warranty cost
Summary of movement of Group's accrued warranty costs for solar module

	As of December 31,	As of December 31,	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB
Beginning balance	5,185	5,931	31,277
Warranty provision	746	25,346	47,474
Ending balance	5,931	31,277	78,751